INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 2,860	$ 2,374
Deferred income tax liabilities, gross	(10,407)	(10,170)
Deferred income tax assets	120	107
Deferred income tax liabilities	(7,667)	(7,903)
Net deferred income tax liabilities	(7,547)	(7,796)	$ (5,864)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	2,143	2,162
Net deferred income tax liabilities	2,143	2,162	$ 1,937
Deferred tax assets recognized based on future projected profits	105	84
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	717	212
Long lived assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(9,836)	(9,636)
Investment in associates and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (571)	$ (534)